Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 2,643	€ 2,385
Additions	41	47
Subsequent expenditure capitalized	1	1
Disposals	(40)	(60)
Transfer from real estate for own use and equipment		14
Fair value gains / (losses)	(51)	253
Net exchange differences	3	3
Transfers to disposal groups	(2,545)
Other	7
Ending balance	€ 59	€ 2,643